Eaton Vance

Enhanced Equity Income Fund

December 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.0%(1)

Security	Shares	Value
Aerospace & Defense — 1.0%
Airbus SE	43,658	$6,407,472

		$6,407,472

Banks — 8.5%
Bank of America Corp.	565,326	$19,910,782
JPMorgan Chase & Co.	178,678	24,907,713
PNC Financial Services Group, Inc. (The)	52,725	8,416,492

		$53,234,987

Beverages — 1.4%
PepsiCo, Inc.	64,442	$8,807,288

		$8,807,288

Biotechnology — 3.6%
Gilead Sciences, Inc.	118,631	$7,708,642
Vertex Pharmaceuticals, Inc.(2)	67,371	14,750,881

		$22,459,523

Capital Markets — 1.3%
Goldman Sachs Group, Inc. (The)	35,150	$8,082,039

		$8,082,039

Chemicals — 1.0%
DuPont de Nemours, Inc.	102,521	$6,581,848

		$6,581,848

Commercial Services & Supplies — 1.5%
Waste Management, Inc.	83,481	$9,513,495

		$9,513,495

Communications Equipment — 1.3%
Cisco Systems, Inc.	169,891	$8,147,972

		$8,147,972

Consumer Finance — 2.0%
American Express Co.	101,055	$12,580,337

		$12,580,337

Diversified Telecommunication Services — 4.0%
AT&T, Inc.	171,356	$6,696,592
Verizon Communications, Inc.	304,632	18,704,405

		$25,400,997

Electric Utilities — 1.7%
NextEra Energy, Inc.	45,402	$10,994,548

		$10,994,548

Security	Shares	Value
Electrical Equipment — 2.3%
Eaton Corp. PLC	150,852	$14,288,701

		$14,288,701

Entertainment — 3.9%
Live Nation Entertainment, Inc.(2)	128,883	$9,211,268
Walt Disney Co. (The)	105,450	15,251,234

		$24,462,502

Equity Real Estate Investment Trusts (REITs) — 2.4%
American Tower Corp.	30,756	$7,068,344
AvalonBay Communities, Inc.	39,280	8,237,016

		$15,305,360

Food Products — 1.7%
Mondelez International, Inc., Class A	190,395	$10,486,957

		$10,486,957

Health Care Equipment & Supplies — 4.4%
Abbott Laboratories	162,564	$14,120,309
Danaher Corp.	87,769	13,470,786

		$27,591,095

Health Care Providers & Services — 1.7%
Anthem, Inc.	35,149	$10,616,052

		$10,616,052

Hotels, Restaurants & Leisure — 1.7%
Marriott International, Inc., Class A	70,300	$10,645,529

		$10,645,529

Household Durables — 1.2%
D.R. Horton, Inc.	147,922	$7,802,886

		$7,802,886

Household Products — 2.1%
Procter & Gamble Co. (The)	106,914	$13,353,559

		$13,353,559

Insurance — 1.8%
Progressive Corp. (The)	156,710	$11,344,237

		$11,344,237

Interactive Media & Services — 1.6%
Alphabet, Inc., Class C(2)	7,322	$9,789,660

		$9,789,660

Internet & Direct Marketing Retail — 3.3%
Amazon.com, Inc.(2)	11,090	$20,492,546

		$20,492,546

IT Services — 6.0%
Accenture PLC, Class A	68,834	$14,494,376
GoDaddy, Inc., Class A(2)	90,785	6,166,117
Visa, Inc., Class A	89,339	16,786,798

		$37,447,291

Security	Shares	Value
Machinery — 2.3%
Caterpillar, Inc.	96,662	$14,275,044

		$14,275,044

Metals & Mining — 1.4%
Steel Dynamics, Inc.	253,372	$8,624,783

		$8,624,783

Multi-Utilities — 1.4%
Sempra Energy	58,583	$8,874,153

		$8,874,153

Oil, Gas & Consumable Fuels — 4.4%
ConocoPhillips	86,410	$5,619,242
EOG Resources, Inc.	77,599	6,499,692
Exxon Mobil Corp.	146,458	10,219,839
Phillips 66	46,867	5,221,453

		$27,560,226

Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	166,962	$10,717,291
Sanofi	64,396	6,467,125
Zoetis, Inc.	68,732	9,096,680

		$26,281,096

Road & Rail — 2.0%
CSX Corp.	169,891	$12,293,313

		$12,293,313

Semiconductors & Semiconductor Equipment — 3.5%
Intel Corp.	130,348	$7,801,328
Texas Instruments, Inc.	112,773	14,467,648

		$22,268,976

Software — 7.3%
Intuit, Inc.	36,615	$9,590,567
Microsoft Corp.	231,403	36,492,253

		$46,082,820

Specialty Retail — 3.9%
Best Buy Co., Inc.	130,348	$11,444,554
Lowe’s Cos., Inc.	111,308	13,330,246

		$24,774,800

Technology Hardware, Storage & Peripherals — 4.9%
Apple, Inc.	103,985	$30,535,195

		$30,535,195

Textiles, Apparel & Luxury Goods — 1.5%
NIKE, Inc., Class B	93,733	$9,496,090

		$9,496,090

Tobacco — 1.8%
Altria Group, Inc.	229,938	$11,476,206

		$11,476,206

Security		Value
Total Common Stocks (identified cost $426,072,826)		$628,379,583

Short-Term Investments — 0.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.78%(3)	4,696,647	$4,696,647

Total Short-Term Investments (identified cost $4,696,647)		$4,696,647

Total Investments — 100.7% (identified cost $430,769,473)		$633,076,230

Total Written Covered Call Options — (0.7)% (premiums received $4,472,274)		$(4,504,328)

Other Assets, Less Liabilities — (0.0)%(4)		$(136,075)

Net Assets — 100.0%		$628,435,827

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of each applicable common stock for which a written call option is outstanding at December 31, 2019 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2019.

(4)	Amount is less than (0.05)%.

Written Covered Call Options — (0.7)%

Exchange-Traded Options — (0.7)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Abbott Laboratories	835	$7,252,810	$90	2/21/20	$(86,840)
Accenture PLC, Class A	345	7,264,665	215	2/21/20	(92,288)
Alphabet, Inc., Class C	35	4,679,570	1,350	1/17/20	(42,700)
Altria Group, Inc.	1,150	5,739,650	53	2/21/20	(77,625)
Amazon.com, Inc.	55	10,163,120	1,850	1/24/20	(212,988)
American Express Co.	515	6,411,235	125	1/17/20	(60,255)
American Tower Corp.	155	3,562,210	240	1/17/20	(7,750)
Anthem, Inc.	175	5,285,525	300	1/24/20	(136,063)
Apple, Inc.	515	15,122,975	310	2/21/20	(267,800)
AT&T, Inc.	865	3,380,420	40	1/31/20	(38,060)
AvalonBay Communities, Inc.	195	4,089,150	220	1/17/20	(1,462)
Bank of America Corp.	2,885	10,160,970	36	1/24/20	(186,083)
Best Buy Co., Inc.	655	5,750,900	88	1/24/20	(159,493)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Bristol-Myers Squibb Co.	830	$5,327,770	$68	2/21/20	$(70,135)
Caterpillar, Inc.	490	7,236,320	150	1/17/20	(73,255)
Cisco Systems, Inc.	855	4,100,580	48	1/31/20	(72,248)
ConocoPhillips	440	2,861,320	66	1/31/20	(65,780)
CSX Corp.	865	6,259,140	78	2/21/20	(61,415)
D.R. Horton, Inc.	740	3,903,500	58	1/17/20	(740)
Danaher Corp.	435	6,676,380	155	1/17/20	(75,038)
DuPont de Nemours, Inc.	510	3,274,200	67	1/31/20	(51,255)
Eaton Corp. PLC	760	7,198,720	93	1/17/20	(222,300)
EOG Resources, Inc.	385	3,224,760	90	2/21/20	(57,172)
Exxon Mobil Corp.	745	5,198,610	75	1/17/20	(1,862)
Gilead Sciences, Inc.	595	3,866,310	70	1/31/20	(25,287)
GoDaddy, Inc., Class A	455	3,090,360	73	1/17/20	(7,962)
Goldman Sachs Group, Inc. (The)	180	4,138,740	230	1/17/20	(81,450)
Intel Corp.	660	3,950,100	60	1/17/20	(61,380)
Intuit, Inc.	185	4,845,705	270	1/24/20	(45,325)
JPMorgan Chase & Co.	890	12,406,600	140	2/21/20	(275,900)
Live Nation Entertainment, Inc.	645	4,609,815	70	1/17/20	(154,800)
Lowe’s Cos., Inc.	560	6,706,560	122	1/24/20	(62,720)
Marriott International, Inc., Class A	350	5,300,050	160	2/21/20	(52,500)
Microsoft Corp.	1,175	18,529,750	155	1/17/20	(443,563)
Mondelez International, Inc., Class A	965	5,315,220	55	1/17/20	(68,032)
NextEra Energy, Inc.	225	5,448,600	240	1/17/20	(94,500)
NIKE, Inc., Class B	475	4,812,225	101	1/31/20	(110,675)
PepsiCo, Inc.	325	4,441,775	140	1/24/20	(15,600)
Phillips 66	240	2,673,840	120	1/31/20	(4,200)
PNC Financial Services Group, Inc. (The)	265	4,230,195	165	2/21/20	(49,687)
Procter & Gamble Co. (The)	540	6,744,600	130	1/17/20	(4,590)
Progressive Corp. (The)	780	5,646,420	75	2/21/20	(48,750)
Sempra Energy	300	4,544,400	150	1/17/20	(78,750)
Steel Dynamics, Inc.	1,275	4,340,100	36	1/17/20	(19,125)
Texas Instruments, Inc.	565	7,248,385	125	1/17/20	(240,125)
Verizon Communications, Inc.	1,520	9,332,800	61	1/3/20	(72,960)
Vertex Pharmaceuticals, Inc.	335	7,334,825	230	1/24/20	(65,325)
Visa, Inc., Class A	450	8,455,500	190	1/24/20	(96,525)
Walt Disney Co. (The)	480	6,942,240	150	1/17/20	(27,840)
Waste Management, Inc.	420	4,786,320	115	1/17/20	(36,750)
Zoetis, Inc.	340	4,499,900	130	1/31/20	(139,400)

Total					$(4,504,328)

At December 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At December 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $4,504,328.

At December 31, 2019, the value of the Fund’s investment in affiliated funds was $4,696,647, which represents 0.7% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended December 31, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC, 1.78%	$8,446,224	$43,007,923	$(46,757,618)	$176	$(58)	$4,696,647	$42,710	4,696,647

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$59,653,159	$—		$—	$59,653,159
Consumer Discretionary	73,211,851	—		—	73,211,851
Consumer Staples	44,124,010	—		—	44,124,010
Energy	27,560,226	—		—	27,560,226
Financials	85,241,600	—		—	85,241,600
Health Care	80,480,641	6,467,125		—	86,947,766
Industrials	50,370,553	6,407,472		—	56,778,025
Information Technology	144,482,254	—		—	144,482,254
Materials	15,206,631	—		—	15,206,631
Real Estate	15,305,360	—		—	15,305,360
Utilities	19,868,701	—		—	19,868,701
Total Common Stocks	$615,504,986	$12,874,597	*	$—	$628,379,583
Short-Term Investments	$—	$4,696,647		$—	$4,696,647
Total Investments	$615,504,986	$17,571,244		$—	$633,076,230

Liability Description
Written Covered Call Options	$(4,504,328)	$—		$—	$(4,504,328)
Total	$(4,504,328)	$—		$—	$(4,504,328)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.